Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Interest expenses on lease liability	$ 41	$ 45
Lease payments recognized as an expense			$ 209